Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
21.	Income taxes

The Company is registered in the Cayman Islands. The Company generated substantially all of its income/(loss) from its PRC operations for the years ended December 31, 2014, 2015 and 2016.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Group is exempted from income tax in the BVI on its foreign-derived income. There are no withholding taxes in the BVI.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law and its implementing rules also permit qualified “High and New Technology Enterprises” (“HNTE”) to enjoy a preferential enterprise income tax rate of 15% upon filing with relevant tax authorities. The qualification as a HNTE generally has a valid term of three years and the renewal of such qualification is subject to review by the relevant authorities in China. Beijing 58 obtained HNTE certificate in 2009 and renewed the certificate in 2012 and again in 2015. Beijing 58 Auto obtained HNTE certificate in 2013 and renewed the certificate in 2016.Wanglin obtained HNTE certificate in 2012 and renewed the certificate in 2015. Shanghai Ruiting obtained HNTE certificate in 2010 and renewed the certificate in 2013 and again in 2016. Beijing 58, Beijing 58 Auto, Wanglin and Shanghai Ruiting are eligible to enjoy a preferential tax rate of 15% when they have taxable income under the EIT Law, as long as they maintain this qualification and obtain approval from the relevant tax authority.

In addition, qualified software enterprises are exempt from the enterprise income tax for two years beginning from their first profitable year and are entitled to a 50% tax reduction for the subsequent three years. The software enterprise qualification is subject to an annual assessment. Wanglin was determined as a software enterprise in July 2014. In April 2015, Wanglin was granted a two-year EIT exemption and a 50% reduction on its taxable income for the subsequent three years effective retroactively from January 1, 2014. As a qualified software enterprise, Wanglin is entitled to two-year tax holiday in 2014 and 2015 and a three-year 50% deduction on EIT rate in the subsequent years from 2016 to 2018. Wanglin prepaid income tax of approximately RMB7,349 in 2014 and received tax refund from local tax bureau in the second half of 2015. 58 Technology was determined as a software enterprise in December 2014. In March 2016, the local tax authority granted 58 Technology a two-year exemption followed by a three-year 50% reduction on its taxable income under the Enterprise Income Tax Law, effective retroactively from January 1, 2015. As a qualified software enterprise, 58 Technology is entitled to two-year tax holiday in 2015 and 2016 and a three-year 50% deduction on EIT rate in the subsequent years from 2017 to 2019.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). Wanglin, Beijing 58 and 58 Technology had claimed such Super Deduction in ascertaining its tax assessable profits for the years ended December 31, 2014, 2015 and 2016, respectively. In 2016, the Group’s acquired subsidiaries Shanghai Ruiting also claimed Super Deduction in ascertaining their respective tax assessable profits.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). Only a few entities including 58 Technology and Shanghai Ruiting etc. had accumulated undistributed earnings while most of the other subsidiaries and VIEs were in accumulated loss positions as of December 31, 2016. There Group’s subsidiaries and VIEs had not declared any dividend to their respective parent companies and had determined that it had no plan to declare or pay any dividends to the parent companies out of the accumulated undistributed earnings as of December 31, 2016. Accordingly, no deferred income tax was accrued and required to be accrued as of December 31, 2016.

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax benefit/(expenses)	(50,134)	14,027	(5,378)
Deferred tax benefit	12,046	34,759	56,358
Income tax benefit/(expenses)	(38,088)	48,786	50,980

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2014	2015	2016
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	20.7%	(14.0)%	(7.3)%
Permanent book-tax differences	(9.9)%	(15.4)%	(42.9)%
Reversal of deferred tax liabilities	—	2.1%	6.9%
Effect of preferential tax treatment	(14.3)%	5.2%	24.5%
Effective tax rate	21.5%	2.9%	6.2%

Deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets
Current:
Provision for doubtful receivables	5,947	16,451
Less: valuation allowance	(5,389)	(15,842)
Total current deferred tax assets, net	558	609
Non-current:
Net operating loss carry forwards	135,383	201,258
Advertising expenses in excess of deduction limit	415,193	241,333
Less: valuation allowance	(550,576)	(442,591)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	558	609
Deferred tax liabilities
Non-current:
Acquired intangible assets	430,117	373,810
Total non-current deferred tax liabilities	430,117	373,810
Total deferred tax liabilities	430,117	373,810

The current deferred tax assets of RMB609 were included in the prepayments and other current assets of the consolidated balance sheets.

The non-current deferred tax liabilities of RMB373,810 as of December 31, 2016 were mainly related to the intangible assets acquired during business acquisition in 2015 as set out in Note 4.

As of December 31, 2016, the Group had net operating loss carry forwards of RMB1,187,069 which will expire during the period between December 31, 2017 and December 31, 2021. There is no expiration for the advertising expenses that were in excess of annual deduction limit and carried forward.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets of most subsidiaries will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that most of its entities with these net accumulated operating losses and other deferred tax assets will not be utilized in the future except for RMB609 deferred tax assets recognized as of December 31, 2016. Therefore, the Group had valuation allowances of RMB230,577, RMB555,965 and RMB458,433 for the deferred tax assets as of December 31, 2014, 2015 and 2016, respectively.

Movement of valuation allowance

	For the years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	194,223	230,577	555,965
Provision	75,581	436,262	129,575
Current period reversal	(39,227)	(110,874)	(227,107)
Balance at the end of the period	230,577	555,965	458,433

The current period reversal of valuation allowance is primarily attributed to the utilization of net operating losses and deductible advertising expenses carried forward from prior years of certain entities that started to make profits in 2016.

As of December 31, 2016, the tax years ended December 31, 2012 through 2016 of the Company’s PRC subsidiaries and the affiliated PRC entities are subjected to examination by the PRC tax authorities.